Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets.
Schedule of other assets

	2022	2021
	$	$

Taxes recoverable[1]	17,467	11,371
Reclamation Deposits	16,761	1,103
Other	2,766	3,777
	36,994	16,251

[1]Relates to value-added tax recoverable generated from the Company’s operations in Mexico. These amounts are non-interest bearing and are generally settled within 36 months from the date the refunds are submitted to the authorities. For the year ended December 31, 2022, no provision expense was recorded on VAT receivables (2021: nil).